Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000012489 | Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	6.61%
C000012489 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	6.54%
C000012489 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	4.97%
C000012489 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	4.92%
C000012489 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.68%
C000012489 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.29%
C000012489 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.73%
C000012489 | Danaher Corp.None_235851102
Holdings [Line Items]
Percent of Total Investments	3.08%
C000012489 | Uber Technologies, Inc.None_90353T100
Holdings [Line Items]
Percent of Total Investments	3.03%
C000012489 | Monolithic Power Systems, Inc.None_609839105
Holdings [Line Items]
Percent of Total Investments	2.96%
C000012489 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.90%
C000012489 | Financials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012489 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012489 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000012489 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012489 | Materials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012489 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012489 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000102025 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.25%
C000102025 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.71%
C000102025 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.18%
C000102025 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.10%
C000102025 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.10%
C000102025 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.08%
C000102025 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.89%
C000102025 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	3.89%
C000102025 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	3.89%
C000102025 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.79%
C000102025 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000102025 | Financials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000102025 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000102025 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000102025 | Materials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000102025 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.80%
C000102025 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.00%
C000195205 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.25%
C000195205 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.71%
C000195205 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.18%
C000195205 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.10%
C000195205 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195205 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.08%
C000195205 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.89%
C000195205 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	3.89%
C000195205 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	3.89%
C000195205 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.79%
C000195205 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000195205 | Financials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000195205 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000195205 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000195205 | Materials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000195205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.80%
C000195205 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231957 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.25%
C000231957 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.71%
C000231957 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.18%
C000231957 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231957 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231957 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.08%
C000231957 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.89%
C000231957 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	3.89%
C000231957 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	3.89%
C000231957 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.79%
C000231957 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000231957 | Financials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000231957 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000231957 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000231957 | Materials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000231957 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.80%
C000231957 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115949 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.62%
C000115949 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	6.35%
C000115949 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115949 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	3.84%
C000115949 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.46%
C000115949 | Hayward Holdings, Inc.None_421298100
Holdings [Line Items]
Percent of Total Investments	3.22%
C000115949 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000115949 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000115949 | The Descartes Systems Group, Inc.None_249906108
Holdings [Line Items]
Percent of Total Investments	2.97%
C000115949 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	2.91%
C000115949 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.50%
C000115949 | Financials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000115949 | Industrials
Holdings [Line Items]
Percent of Total Investments	32.20%
C000115949 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.60%
C000115949 | Materials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115949 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115949 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000115949 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195206 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.62%
C000195206 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	6.35%
C000195206 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195206 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	3.84%
C000195206 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.46%
C000195206 | Hayward Holdings, Inc.None_421298100
Holdings [Line Items]
Percent of Total Investments	3.22%
C000195206 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000195206 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000195206 | The Descartes Systems Group, Inc.None_249906108
Holdings [Line Items]
Percent of Total Investments	2.97%
C000195206 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	2.91%
C000195206 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.50%
C000195206 | Financials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000195206 | Industrials
Holdings [Line Items]
Percent of Total Investments	32.20%
C000195206 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.60%
C000195206 | Materials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000195206 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195206 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195206 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256263 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.62%
C000256263 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	6.35%
C000256263 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256263 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	3.84%
C000256263 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.46%
C000256263 | Hayward Holdings, Inc.None_421298100
Holdings [Line Items]
Percent of Total Investments	3.22%
C000256263 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000256263 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000256263 | The Descartes Systems Group, Inc.None_249906108
Holdings [Line Items]
Percent of Total Investments	2.97%
C000256263 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	2.91%
C000256263 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.50%
C000256263 | Financials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000256263 | Industrials
Holdings [Line Items]
Percent of Total Investments	32.20%
C000256263 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.60%
C000256263 | Materials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000256263 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256263 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000256263 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%